Lease Liabilities - Summary of Undiscounted Cash Flows For Operating Leases (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
October 1 to December 31, 2021	$ 9,252
2022	36,271
2023	33,809
2024	31,046
2025	26,469
Thereafter	197,106
Total minimum lease payments	333,953
Less: Amount of lease payments representing interest	109,276
Present value of future minimum lease payments	224,677	$ 132,299
Less: Current portion of operating lease liabilities	24,554	9,345
Non-current obligations under operating leases	$ 200,123	$ 122,954